Derivatives (Primary Risks) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Gross Notional Amount	$ 113,549	$ 131,505
Derivative assets	2,254	3,622
Estimated Fair Value Liabilities	3,129	3,883
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,029	1,848
Derivative assets	143	250
Estimated Fair Value Liabilities	75	11
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	175	310
Derivative assets	44	41
Estimated Fair Value Liabilities	0	0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,854	1,538
Derivative assets	99	209
Estimated Fair Value Liabilities	75	11
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	27	45
Derivative assets	5	7
Estimated Fair Value Liabilities	0	0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,827	1,493
Derivative assets	94	202
Estimated Fair Value Liabilities	75	11
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	111,520	129,657
Derivative assets	2,111	3,372
Estimated Fair Value Liabilities	3,054	3,872
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	20,213	28,175
Derivative assets	922	1,928
Estimated Fair Value Liabilities	774	1,687
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate floors
Derivatives, Fair Value [Line Items]
Gross Notional Amount	0	2,100
Derivative assets	0	6
Estimated Fair Value Liabilities	0	2
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate caps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,671	12,042
Derivative assets	7	25
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	282	1,288
Derivative assets	1	9
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	24,600	15,520
Derivative assets	133	136
Estimated Fair Value Liabilities	63	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,115	1,261
Derivative assets	71	155
Estimated Fair Value Liabilities	42	4
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	130	158
Derivative assets	0	9
Estimated Fair Value Liabilities	1	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps — purchased
Derivatives, Fair Value [Line Items]
Gross Notional Amount	65	37
Derivative assets	0	0
Estimated Fair Value Liabilities	1	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps — written
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,900	1,913
Derivative assets	40	28
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,713	8,037
Derivative assets	15	38
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity index options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	47,066	37,501
Derivative assets	794	897
Estimated Fair Value Liabilities	1,664	934
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity variance swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	8,998	14,894
Derivative assets	128	140
Estimated Fair Value Liabilities	430	517
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Total rate of return swaps [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,767	2,855
Derivative assets	0	1
Estimated Fair Value Liabilities	$ 79	$ 117